Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	(in thousands)
	September 30, 2024	December 31, 2023
Furniture, fixtures, and equipment	1,466	1,448
Less: accumulated depreciation	(1,349)	(1,321)
Property and equipment, net	$117	$127

	(in thousands) December 31,
	2023	2022
Furniture, fixture and equipment	$1,448	$2,233
Less: accumulated depreciation	(1,321)	(2,038)
Property and equipment, net	$127	$195